Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Condensed Income Statements, Captions [Line Items]
Net sales	$ 188,984	$ 200,053	$ 591,824	$ 598,621
Cost of sales	178,320	176,021	545,983	524,003
Gross profit	10,664	24,032	45,841	74,618
Operating expenses
Selling, general and administrative	(11,708)	(12,102)	(39,074)	(40,829)
Amortization of acquired intangible assets	(4,274)	(4,078)	(12,365)	(12,246)
Restructuring costs, net	(2,272)	(5,823)	(9,012)	(14,200)
Trademark impairment loss				(38,000)
Operating (loss) income	(7,590)	2,029	(14,610)	(30,657)
Other expense
Interest (expense) income, net	(3,711)	1,487	(10,380)	(25,212)
Loss on early extinguishment of debt	(1,840)		(1,840)
Miscellaneous, net	(943)	(1,937)	(2,874)	(3,744)
(Loss) income from continuing operations before income taxes	(14,084)	1,579	(29,704)	(59,613)
Income tax (expense) benefit	(3,402)	1,026	(15,534)	21,393
(Loss) income before equity in earnings of subsidiaries from continuing operations	(17,486)	2,605	(45,238)	(38,220)
Income (loss) from discontinued operations, net of tax	18,192	36	2,618	2,719
Net income (loss)	706	2,641	(42,620)	(35,501)
Comprehensive (loss) income	(3,057)	(11,613)	(61,984)	(43,529)
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	(34,819)	(38,702)	(108,705)	(121,691)
Cost of sales	(34,819)	(38,702)	(108,705)	(121,691)
Other expense
Equity (deficit) in earnings of subsidiaries from continuing operations	38,183	5,728	89,779	56,241
Income (loss) from discontinued operations, net of tax	(18,297)	55	(773)	(5,296)
Net income (loss)	19,886	5,783	89,006	50,945
Comprehensive (loss) income	22,540	53,619	127,086	76,717
Parent Guarantor UCI Holdings Limited [Member]
Operating expenses
Selling, general and administrative		57
Operating (loss) income		57
Other expense
Interest (expense) income, net	6,969	11,799	21,465	5,439
Intercompany interest	518	518	1,544	1,514
Miscellaneous, net	196	(916)	243	(915)
(Loss) income from continuing operations before income taxes	7,683	11,458	23,252	6,038
Income tax (expense) benefit	(2,152)	(1,928)	(6,513)	(1,951)
(Loss) income before equity in earnings of subsidiaries from continuing operations	5,531	9,530	16,739	4,087
Equity (deficit) in earnings of subsidiaries from continuing operations	(23,017)	(6,925)	(61,977)	(42,307)
Income (loss) from discontinued operations, net of tax	18,192	36	2,618	2,719
Net income (loss)	706	2,641	(42,620)	(35,501)
Comprehensive (loss) income	(10,670)	(51,618)	(98,055)	(60,997)
Issuer UCI International [Member]
Condensed Income Statements, Captions [Line Items]
Cost of sales	38	76	34	50
Gross profit	(38)	(76)	(34)	(50)
Operating expenses
Selling, general and administrative	(137)	(232)	(561)	(502)
Operating (loss) income	(175)	(308)	(595)	(552)
Other expense
Interest (expense) income, net	(10,692)	(13,879)	(31,875)	(41,366)
Intercompany interest	5,565	5,548	16,702	16,685
Loss on early extinguishment of debt	(1,840)		(1,840)
Miscellaneous, net	(7)		(7)
(Loss) income from continuing operations before income taxes	(7,149)	(8,639)	(17,615)	(25,233)
Income tax (expense) benefit	385	3,325	(622)	9,510
(Loss) income before equity in earnings of subsidiaries from continuing operations	(6,764)	(5,314)	(18,237)	(15,723)
Equity (deficit) in earnings of subsidiaries from continuing operations	(16,253)	(1,611)	(35,906)	(26,584)
Income (loss) from discontinued operations, net of tax	(22)	36	(7,902)	2,719
Net income (loss)	(23,039)	(6,889)	(62,045)	(39,588)
Comprehensive (loss) income	(20,273)	(9,489)	(61,342)	(42,325)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	173,582	187,318	549,077	557,626
Cost of sales	167,816	170,152	522,962	508,085
Gross profit	5,766	17,166	26,115	49,541
Operating expenses
Selling, general and administrative	(9,750)	(9,885)	(32,649)	(34,425)
Amortization of acquired intangible assets	(4,079)	(3,845)	(11,770)	(11,536)
Restructuring costs, net	(2,272)	(5,801)	(9,012)	(13,935)
Trademark impairment loss				(38,000)
Operating (loss) income	(10,335)	(2,365)	(27,316)	(48,355)
Other expense
Interest (expense) income, net		3,557		10,663
Intercompany interest	(6,083)	(6,022)	(18,246)	(18,031)
Miscellaneous, net	(1,117)	(987)	(3,062)	(2,869)
(Loss) income from continuing operations before income taxes	(17,535)	(5,817)	(48,624)	(58,592)
Income tax (expense) benefit	195	1,398	(3,220)	19,358
(Loss) income before equity in earnings of subsidiaries from continuing operations	(17,340)	(4,419)	(51,844)	(39,234)
Equity (deficit) in earnings of subsidiaries from continuing operations	1,087	2,808	8,104	12,650
Income (loss) from discontinued operations, net of tax	18,319	36	8,923	2,719
Net income (loss)	2,066	(1,575)	(34,817)	(23,865)
Comprehensive (loss) income	4,832	(4,175)	(34,114)	(26,602)
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	50,221	51,437	151,452	162,686
Cost of sales	45,285	44,495	131,692	137,559
Gross profit	4,936	6,942	19,760	25,127
Operating expenses
Selling, general and administrative	(1,821)	(2,042)	(5,864)	(5,902)
Amortization of acquired intangible assets	(195)	(233)	(595)	(710)
Restructuring costs, net		(22)		(265)
Operating (loss) income	2,920	4,645	13,301	18,250
Other expense
Interest (expense) income, net	12	10	30	52
Intercompany interest		(44)		(168)
Miscellaneous, net	(15)	(34)	(48)	40
(Loss) income from continuing operations before income taxes	2,917	4,577	13,283	18,174
Income tax (expense) benefit	(1,830)	(1,769)	(5,179)	(5,524)
(Loss) income before equity in earnings of subsidiaries from continuing operations	1,087	2,808	8,104	12,650
Income (loss) from discontinued operations, net of tax		(127)	(248)	(142)
Net income (loss)	1,087	2,681	7,856	12,508
Comprehensive (loss) income	$ 514	$ 50	$ 4,441	$ 9,678